Share Capital - Summary of Basic Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share (EUR per share)
Basic earnings per common share	€ 0.39	€ 0.69
Diluted earnings per common share	€ 0.39	€ 0.69
Net result attributable to owners of Aegon N.V.	€ 810	€ 1,448
Coupons on other equity instruments	(16)	(23)
Earnings attributable to common shares and common shares B	794	1,425
Earnings attributable to common shareholders	€ 789	€ 1,415
Weighted average number of common shares outstanding (in millions)	2,021	2,045
Common Stock Series B [member]
Earnings per share (EUR per share)
Basic earnings per common share	€ 0.01	€ 0.02
Diluted earnings per common share	€ 0.01	€ 0.02
Earnings attributable to common shareholders	€ 5	€ 10
Weighted average number of common shares outstanding (in millions)	538	559